Deposits - Summary of Average Deposit Balances and Average Rates of Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of deposits [line items]
Average balances	$ 970,632	$ 870,081
Average rates	0.90%	1.49%
Canada [member]
Disclosure of deposits [line items]
Average balances	$ 725,021	$ 650,555
Average rates	1.02%	1.60%
United States [member]
Disclosure of deposits [line items]
Average balances	$ 144,011	$ 129,903
Average rates	0.46%	1.17%
Europe [member]
Disclosure of deposits [line items]
Average balances	$ 73,317	$ 63,333
Average rates	0.76%	1.15%
Other International [member]
Disclosure of deposits [line items]
Average balances	$ 28,283	$ 26,290
Average rates	0.68%	1.20%